Acquisitions - Additional information (Details) - BCP QUALTEK HOLDCO, LLC - USD ($)							9 Months Ended		12 Months Ended
	Oct. 18, 2020	Dec. 31, 2019	Oct. 18, 2019	Oct. 04, 2019	May 15, 2019	Mar. 29, 2019	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross							$ 37,057,000			$ 76,342,000
Change in fair value of contingent consideration							$ (4,544,000)		$ 7,081,000	6,149,000
Payment related to contingent consideration								$ 6,000,000	6,000,000	7,870,000
Goodwill increase (Decrease)									821,000
Vertical Limit
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross						$ 16,250,000
Business combination consideration transferred, Maximum payment					$ 15,700,000
Fair value of contingent consideration						7,700,000
Change in fair value of contingent consideration									(1,200,000)	4,200,000
Payment related to contingent consideration		$ 3,000,000.0				$ 7,677,000
Acquisition Debt, Current									3,500,000
Vinculums
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 43,595,000
Business combination consideration transferred, Maximum payment				35,000,000
Fair value of contingent consideration				22,600,000
Change in fair value of contingent consideration									(5,800,000)
Payment related to contingent consideration				$ 22,615,000
Acquisition Debt, Current									5,000,000.0
Goodwill increase (Decrease)									973,000
Aerial
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 16,497,000
Business combination consideration transferred, Maximum payment			6,000,000.0
Fair value of contingent consideration			5,800,000
Payment related to contingent consideration			5,825,000						6,000,000.0
Goodwill increase (Decrease)									153,000
Timing payments	$ 1,500,000		$ 1,447,000
Unpaid timing payments		1,500,000								1,500,000
Transaction costs		$ 4,300,000							1,000,000.0	4,300,000
Site Resources
Business Acquisition [Line Items]
Change in fair value of contingent consideration										(1,000,000.0)
Payment related to contingent consideration										0
Recovery Logistics.
Business Acquisition [Line Items]
Change in fair value of contingent consideration										2,900,000
Payment related to contingent consideration										10,100,000
Acquisition Debt, Current									$ 2,100,000
NX Canada
Business Acquisition [Line Items]
Change in fair value of contingent consideration										(266,000)
Payment related to contingent consideration										$ 0